Investment Strategy - BufferLABS US Equity Dynamic Buffer ETF	Sep. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of exchange-traded options contracts that provide exposure to one or more ETF that seeks to track a large-capitalization U.S. equity market index (each an “Underlying ETF”), while seeking to protect against a predetermined amount of loss (e.g., 5-15%) in such ETF or ETFs. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide the Fund with direct or indirect exposure to equity securities of U.S. companies. The Fund considers “equity securities” to include common stocks and ETFs that principally invest in common stocks. The Fund considers a company to be a U.S. company if: (i) at least 50% of the company’s assets are located in the United States; (ii) at least 50% of the company’s revenue is generated in the United States; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in the United States; or (iv) the company’s securities are traded principally in the United States. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The Fund does not intend to invest directly in an Underlying ETF.
Empowered Funds, LLC, dba EA Advisers (the “Adviser”), serves as the investment adviser to the Fund. The Adviser oversees the day-to-day affairs of the Fund and supervises the Fund’s two sub-advisers. Ogard Capital Market Research, LLC dba BufferLABS (“BufferLABS”) serves as a sub-adviser to the Fund and is responsible for determining the Fund’s investment strategy and its investments. Arin Risk Advisors, LLC (“Arin”) also serves as a sub-adviser to the Fund and is responsible for selecting the Fund’s options investments and broker-dealers to execute the Fund’s transactions based on instructions provided by BufferLABS.
The Fund will generally seek to protect its investment in an Underlying ETF against a predetermined amount of losses (e.g., 5-15%) for a particular period of time (typically every 4-9 months) (a “Buffer”). The options used to implement the Buffer will typically also cause the Fund’s potential upside in its investments to be limited for the same period of time (a “Cap”). While the options contracts that establish the Buffer provide protection from a certain amount of loss, because the amount of the Buffer is determined separately each time the Fund adds exposure to an Underlying ETF and will vary depending on BufferLABS’ view of market conditions and the cost of the available options contracts, the options contracts establishing the Buffer do not necessarily protect the Fund or investors from that amount of loss.
The Fund may roll and/or rebalance its options positions in response to market conditions when BufferLABS believes such roll or rebalance is in the best interest of the shareholders. BufferLABS will generally consider rebalancing the Fund’s portfolio when, in its opinion, either (1) the Buffer has limited remaining utility for downside protection, (2) the Cap too severely limits potential upside, or (3) if in BufferLABS’ opinion, neither of those conditions has been met, the Fund will typically rebalance approximately three weeks before its current options holdings expire. Since the Fund expects to roll its options positions early rather than holding them to expiration, it aims to capture more upside in prolonged bull markets while offering moderate protection over bearish periods. In severe, prolonged bearish, or down markets, the Fund expects to roll its positions to refresh its downside protection. There is no assurance that the Fund will be successful in capturing more upside or providing downside protection.
Consequently, the Fund will not have, and does not seek to have, a particular overall fixed Buffer or Cap with respect to an Underlying ETF or for the Fund overall. While the Fund seeks to mitigate downside risk with respect to its exposure to an Underlying ETF, the Fund’s strategy may not be successful in protecting the Fund against losses from an Underlying ETF or the Fund’s overall portfolio for any particular period of time. While the Fund seeks to protect its investment in an Underlying ETF against a predetermined amount of losses (e.g., 5-15%) for a particular period of time, this Buffer may not be in place if an Underlying ETF drops from its highest value, nor will your specific shares be protected from a downward move beyond any predetermined level.
BufferLABS will analyze market conditions on an ongoing basis to determine the appropriate Underlying ETF and whether at any time to rebalance all or a portion of the Fund’s portfolio (i.e., by liquidating all or a portion of the options portfolio) to protect capital or lock-in some portfolio gains of the strategy. For example, if the Fund has performed well during the targeted investment period, the Fund may have little or no upside available for the remainder of that investment period relative to the Cap for its investments. In these circumstances, BufferLABS may, before expiration of the applicable options, unwind the then-current options portfolio and begin a new investment in an Underlying ETF if BufferLABS believes it is in the best interest of shareholders to do so. This process may be implemented over several days, during which the Fund may have a blended portfolio consisting of old options and new options. If the Fund’s options are nearing their expiration, BufferLABS expects to rebalance the options portfolio to make new investments. This rebalancing may be implemented over several days, at the end of which the Fund expects to hold only new options.
Option Investments
The Fund typically utilizes customized call and put exchange-traded options contracts that reference an Underlying ETF, referred to as Flexible Exchange Options (“FLEX Options”). FLEX Options provide investors with the ability to customize key option contract terms such as strike price, style, and expiration date. In addition to FLEX Options, the Fund may use other standard listed options that reference an Underlying ETF.
Each time the Fund adds new investment exposure to an Underlying ETF, the Fund will typically transact in four options: long call options, long put options, short put options, and short call options as follows:
•First, a call option is bought on an Underlying ETF to obtain economic exposure to shares of the Underlying ETF.
•Second, the Fund will purchase a put option on an Underlying ETF with the same expiration date to establish the Buffer.
•Third, the Fund will sell a put option on an Underlying ETF with the same expiration date and a strike price lower than the strike price of the purchased put options to reduce the expense of buying those purchased put options.
•Fourth, to generate premiums to cover some or all of the cost of the Buffer, the Fund will sell a call option on an Underlying ETF with the same expiration date, where the strike price of the call option is higher than the value of the Underlying ETF and such call option strike price will determine the effective Cap on the overall investment. This Cap will typically cause the Fund’s potential upside in its investments to be limited for this period of time.
The strike prices and expiration dates for the above options are expected to vary each time the Fund adds exposure to an Underlying ETF. Additionally, the Buffer and Cap for an investment are determined without regard to any fees or expenses charged to the Fund, which will have the effect of reducing the Cap or the Buffer for such investment.
The Fund intends to operate as a “non-diversified” fund, which means that it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide the Fund with direct or indirect exposure to equity securities of U.S. companies.